INVESTMENTS, Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short-term Investments [Abstract]
Debt securities, Held-to-maturity	$ 1,731,154	$ 557,249
Debt securities, Available-for-sale	792,908	304,453
Equity securities	23,582	2,556
Short-term Investments	2,547,644	864,258
Long-term Investments [Abstract]
Debt securities, Held-to-maturity	49,726	64,790
Debt securities, Available-for-sale	3,405,098	292,724
Equity securities	612,729	521,742
Equity method investments	195,009	196,104
Investments carried at fair value	0	178,233
Long-term Investments	$ 4,262,562	$ 1,253,593